Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Summary of specific financial information related to sales to external customers

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$1,332	$1,717	$1,713
Commodity Trading and Milling	3,022	3,499	3,501
Marine	940	853	914
Sugar	188	200	245
Power	97	189	284
All Other	15	15	13
Segment/Consolidated Totals	$5,594	$6,473	$6,670

Summary of specific financial information related to operating income (loss)

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$116	$349	$148
Commodity Trading and Milling	2	54	38
Marine	19	(3)	(26)
Sugar	2	27	24
Power	7	19	43
All Other	2	1	—
Segment Totals	148	447	227
Corporate	(22)	(23)	(23)
Consolidated Totals	$126	$424	$204

Summary of specific financial information related to income (loss) from affiliates

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$11	$4	$—
Commodity Trading and Milling	(50)	(24)	(1)
Marine	2	—	—
Sugar	1	1	1
Power	3	2	6
Turkey	103	54	(10)
Segment/Consolidated Totals	$70	$37	$(4)

Summary of specific financial information related to depreciation and amortization

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$44	$46	$43
Commodity Trading and Milling	5	5	6
Marine	26	25	25
Sugar	8	8	11
Power	8	8	7
Segment Totals	91	92	92
Corporate	—	—	1
Consolidated Totals	$91	$92	$93

Summary of specific financial information related to total assets

	December 31,
(Millions of dollars)	2015	2014
Pork	$858	$821
Commodity Trading and Milling	988	1,104
Marine	296	283
Sugar	202	198
Power	271	220
Turkey	448	393
All Other	6	6
Segment Totals	3,069	3,025
Corporate	1,362	667
Consolidated Totals	$4,431	$3,692

Summary of specific financial information related to investments in and advances to affiliates

	December 31,
(Millions of dollars)	2015	2014
Pork	$115	$80
Commodity Trading and Milling	218	178
Marine	19	17
Sugar	3	3
Power	34	20
Turkey	282	245
Segment/Consolidated Totals	$671	$543

Summary of specific financial information related to capital expenditures

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Pork	$40	$54	$80
Commodity Trading and Milling	40	21	24
Marine	43	30	23
Sugar	15	14	17
Power	1	2	4
Segment Totals	139	121	148
Corporate	—	—	2
Consolidated Totals	$139	$121	$150

Geographic summary of net sales based on the location of product delivery

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Caribbean, Central and South America	$2,112	$2,414	$2,572
Africa	1,577	1,661	1,578
United States	1,135	1,397	1,390
Pacific Basin and Far East	357	425	383
Canada/Mexico	242	348	394
Eastern Mediterranean	102	156	186
Europe	69	72	167
Totals	$5,594	$6,473	$6,670

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels

	December 31,
(Millions of dollars)	2015	2014
United States	$553	$543
Dominican Republic	128	134
Argentina	69	71
All other	83	100
Totals	$833	$848